Capital Commitments (Details) - Capital Commitments [Member]	Dec. 31, 2023 m² milliunits	Feb. 17, 2023 m² milliunits	Dec. 31, 2022 m² milliunits
Capital Commitments (Details) [Line Items]
Area of gardens | milliunits	800	1,014	5,300
Area of land | m²	533,334	676,000	3,533,351